Financial assets at fair value through profit or loss and designated at fair value through profit or loss - Securities (Tables)	12 Months Ended
Dec. 31, 2024
Financial Assets At Fair Value Through Profit Or Loss And Designated At Fair Value Through Profit Or Loss - Securities
Schedule of financial assets and liabilities

	12/31/2024			12/31/2023
	Cost	Adjustments to Fair Value (in Income)	Fair value	Cost	Adjustments to Fair Value (in Income)	Fair value
Investment funds	37,642	(539)	37,103	27,041	(471)	26,570
Brazilian government securities	366,857	(5,161)	361,696	340,818	1,274	342,092
Government securities – Latin America	4,404	(23)	4,381	2,854	21	2,875
Government securities – Abroad	1,490	(17)	1,473	2,599	(37)	2,562
Corporate securities	161,447	(6,275)	155,172	141,467	(3,814)	137,653
Shares	27,860	(1,980)	25,880	27,844	(1,309)	26,535
Rural product note	972	(31)	941	4,192	11	4,203
Bank deposit certificates	450	-	450	128	-	128
Real estate receivables certificates	1,754	(100)	1,654	1,655	(64)	1,591
Debentures	91,544	(4,402)	87,142	79,026	(2,478)	76,548
Eurobonds and other	2,017	(26)	1,991	2,460	4	2,464
Financial bills	33,062	9	33,071	22,552	-	22,552
Promissory and commercial notes	1,214	2	1,216	2,611	(9)	2,602
Other	2,574	253	2,827	999	31	1,030
Total	571,840	(12,015)	559,825	514,779	(3,027)	511,752

Schedule of fair value per maturity of financial assets

	12/31/2024		12/31/2023
	Cost	Fair value	Cost	Fair value
Current	135,385	133,168	129,409	127,597
Non-stated maturity	48,007	45,488	44,899	43,119
Up to one year	87,378	87,680	84,510	84,478
Non-current	436,455	426,657	385,370	384,155
From one to five years	337,427	332,301	289,917	289,490
From five to ten years	64,355	62,410	62,474	62,451
After ten years	34,673	31,946	32,979	32,214
Total	571,840	559,825	514,779	511,752

Schedule of financial assets designating at fair value

		12/31/2024
		Cost	Adjustments to Fair Value (in Income)	Fair value
Brazilian government securities		38	5	43
Government securities - Latin America		275	-	275
Total		313	5	318

		12/31/2023
		Cost	Adjustments to Fair Value (in Income)	Fair value
Brazilian government securities		-	-	-
Total	1	-	-	-

The cost and fair value by maturity of Financial assets designated as fair value through profit or loss - Securities were as follows:

	12/31/2024		12/31/2023
	Cost	Fair Value	Cost	Fair Value
Non-current	313	318	-	-
From one to five years	12	12	-	-
From five to ten years	249	249	-	-
After ten years	52	57	-	-
Total	313	318	-	-